Selling, general and administrative expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Selling, General and Administrative Expense [Abstract]
Salaries and benefits	$ 230,911	$ 227,817
Rent and occupancy	59,314	54,105
Sales and marketing	45,692	47,075
Office supplies and services	45,746	44,046
Professional fees	23,538	24,212
Insurance and compliance	9,528	9,066
Travel	7,609	6,580
Research and development	805	1,421
Other operating expense	5,299	4,212
Total selling, general and administrative expense	428,442	418,534
Cost of advertising expense	$ 20,700	$ 18,400